Refund of WoW Game Points - Additional Information (Detail)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Feb. 29, 2012 World of Warcraft Game Points Refund Agent	Dec. 31, 2013 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2012 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2011 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2011 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2009 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2013 World of Warcraft Game Points Refund Agent USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points	$ 28,081,782	169,998,682	169,998,682				170,000,000				200,400,000	$ 28,100,000
Cash paid to refund WOW game points											4,000,000
Other operating income	19,823	120,000	120,000	4,100,000	25,993,004
Legal liability				2 years	2 years
Liability related to refund of WOW game points, release period				20 years	20 years
Advance Payments made to agent							25,700,000				43,300,000	4,300,000
Installments period						5 years
Amount of expected refund from advances made to agent, current							8,600,000					1,400,000
Amount of expected refund from advances made to agent, non current							15,280,089	22,188,652				$ 2,524,091